Derivative financial instruments - Additional information (Detail) ₺ in Thousands, € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TRY (₺) EUR (€) USD ($)	Dec. 31, 2024 TRY (₺)
Hedges of net investment in foreign operations
Disclosure of detailed information about financial instruments
Hedges of net investments in foreign operations | ₺	₺ 1,508,989	₺ 1,602,168
Currency risk | Cash flow hedges | Bank loans | USD
Disclosure of detailed information about financial instruments
Nominal amount of hedging instrument | $	3,003
Currency risk | Cash flow hedges | Bank loans | EUR
Disclosure of detailed information about financial instruments
Nominal amount of hedging instrument	39,721
Currency risk | Cash flow hedges | Lease liabilities | EUR
Disclosure of detailed information about financial instruments
Nominal amount of hedging instrument	6,226
Currency risk | Hedges of net investment in foreign operations | Bank loans | EUR
Disclosure of detailed information about financial instruments
Nominal amount of hedging instrument	56,576